Rollforward of Investments in Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Gross Carrying Amount
Additions:
Acquisitions of real estate	164,067
Improvements	296
Transferred from operating real estate held for sale	8,520
Disposals:
Disposal of long-lived assets	(4)
Gross Carrying Amount	172,879
Accumulated Depreciation
Additions:
Depreciation expense	(2,750)
Transferred from assets held for sale	(657)
Disposals:
Disposal of long-lived assets	1
Accumulated Depreciation	$ (3,406)